Leases (Details) - Schedule of maturities of lease liabilities $ in Thousands	Sep. 30, 2022 USD ($)
Schedule Of Maturities Of Lease Liabilities [Abstract]
2022 (three months ended December 31, 2022)	$ 92
2023	371
2024	33
Total lease payments	$ 496